Leases (Table)	12 Months Ended
Dec. 31, 2013
LEASES [Abstract]
Leases
Amount
2014	190,896
2015	161,767
2016	138,128
2017	134,662
2018	126,303
2019 and thereafter	369,381
$1,121,137